Interest Income and Expense (Summary of Interest Income and Expense by Basis of Accounting Classification) (Details) - CAD ($) $ in Millions	3 Months Ended
	Jan. 31, 2026	Jan. 31, 2025
Disclosure Of Interest Income (Expense) [Line Items]
Interest income	$ 20,696	$ 22,872
Interest expense	11,907	15,006
Equities designated at fair value through other comprehensive income [Member]
Disclosure Of Interest Income (Expense) [Line Items]
Interest income	59	65
Financial instruments measured or designated at fair value through profit or loss [member]
Disclosure Of Interest Income (Expense) [Line Items]
Interest income	1,913	2,061
Interest expense	2,755	3,186
Financial instruments measure at amortized cost and FVOCI [member]
Disclosure Of Interest Income (Expense) [Line Items]
Interest income	18,724	20,746
Financial assets amortized cost [member]
Disclosure Of Interest Income (Expense) [Line Items]
Interest income	17,561	19,844
Interest expense	9,152	11,820
Financial assets at fair value through other comprehensive income [member]
Disclosure Of Interest Income (Expense) [Line Items]
Interest income	$ 1,163	$ 902